Accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2021		December 31, 2022		December 31, 2023
Suppliers	Ps.	2,734,704	Ps.	1,894,474	Ps.	1,808,751
Others suppliers		119,024		90,021		109,472
Interest payable		127,905		288,457		420,048
Direct or short term employee benefits		91,983		108,987		116,924
Others		73,928		90,352		102,727
Total	Ps.	3,147,544	Ps.	2,472,291	Ps.	2,557,922